Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 21, 2020	Dec. 31, 2019	Sep. 20, 2019	May 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit		$ (10,982,010)			$ (12,589,760)				$ (12,589,760)		$ (10,982,010)	$ (7,624,134)
Net loss					(733,414)	$ (874,336)	$ (969,078)	$ (750,832)	(1,607,750)	$ (1,719,910)	(3,357,876)	(3,765,047)
Net cash used in operating activities									(897,029)	$ (1,414,903)	(2,750,145)	(3,707,914)
Cash and cash equivalents		691,536			452,654				452,654		691,536	1,740,961
Proceeds from sale of convertible notes
Accrued salary		122,175			$ 210,800				$ 210,800		$ 122,175
Potentially dilutive common shares									740,899	719,083	715,452	588,586
2019 Senior Notes [Member]
Proceeds from sale of convertible notes		805,000									$ 805,000
DKBK Enterprises, LLC [Member]
Number of common stock shares owned					16,166
DKBK Enterprises, LLC [Member] | Maximum [Member]
Outstanding shares of common stock percentage					1.00%				1.00%
Corlyst [Member]
Outstanding shares of common stock percentage					19.80%				19.80%
Number of common stock shares owned					1,095,649
Two LOC Agreements [Member] | Related Parties [Member]
Revolving line of credit commitment		$ 1,400,000									$ 1,400,000
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment			$ 1,400,000
Line of credit, interest percentage			8.00%
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment			$ 700,000
Line of credit, additional drawn value					$ 500,000				$ 500,000
LOC Agreements [Member] | DKBK Enterprises, LLC [Member] | Subsequent Event [Member]
Line of credit, additional drawn value	$ 200,000
Line of credit, total drawn value	$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment			$ 700,000
PPP Loan [Member]
Proceeds from loans				$ 162,459